Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

The Compensation Committee approves equity awards granted to the named executive officers on or before the grant date. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

As shown in the table below, in 2025, we awarded stock options to the named executive officers during certain periods beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (1)

Richard J. Barry	4/17/2025	350,000	1.44	490,035	10.4%(2)
R. Christopher Cook	4/17/2025	100,000	1.44	140,010	10.4%(2)
Eric J. Schoen	4/17/2025	100,000	1.44	140,010	10.4%(2)

(1) For completeness, all required Form 8-K filings during the covered periods have been assumed to include material non-public information.

(2) On 4/21/2025, the Company filed a Form 8-K disclosing that James W. Kupiec, M.D., the Company's former Chief Medical Officer, had informed the Company of his intent to retire and tendered his resignation as the Company’s Chief Medical Officer, effective as of May 9, 2025. In addition, the Form 8-K disclosed Amended and Restated Employment Agreements for Mr. Cook and Mr. Schoen. The Amended and Restated Employment Agreement for Mr. Cook disclosed his revised annual base salary. The Amended and Restated Employment Agreements for Messrs. Cook and Schoen disclosed annual bonus targets at 40% of base salary as well as potential benefits for termination without cause. See the discussion in the section entitled “Executive Compensation and Other Matters – Employment and Severance Arrangements” of this Proxy Statement.

Award Timing Method	The Compensation Committee approves equity awards granted to the named executive officers on or before the grant date. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (1)

Richard J. Barry	4/17/2025	350,000	1.44	490,035	10.4%(2)
R. Christopher Cook	4/17/2025	100,000	1.44	140,010	10.4%(2)
Eric J. Schoen	4/17/2025	100,000	1.44	140,010	10.4%(2)

Richard J. Barry [Member]
Awards Close in Time to MNPI Disclosures
Name	Richard J. Barry
Underlying Securities	350,000
Exercise Price | $ / shares	$ 1.44
Fair Value as of Grant Date | $	$ 490,035
Underlying Security Market Price Change	10.4
R. Christopher Cook [Member]
Awards Close in Time to MNPI Disclosures
Name	R. Christopher Cook
Underlying Securities	100,000
Exercise Price | $ / shares	$ 1.44
Fair Value as of Grant Date | $	$ 140,010
Underlying Security Market Price Change	10.4
Eric J. Schoen [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric J. Schoen
Underlying Securities	100,000
Exercise Price | $ / shares	$ 1.44
Fair Value as of Grant Date | $	$ 140,010
Underlying Security Market Price Change	10.4